Revenue (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of revenue by major source
	Six Months Ended
	September 30,
	2019	2018
	(Unaudited)	(Unaudited)
Revenue:
Professional services	$51	$1,000
Software as a Service	28	39
	$79	$1,039

	2019	2018
Revenue:
Walmart	$1,000	$500
Software as a Service (“SaaS”)	62	57
Hardware Sales	-	1
	$1,062	$558